Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012		Jan. 01, 2012
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	$ 521
Derivatives designated as hedging instruments : Liabilities	262
Derivatives not designated as hedging instruments : Assets	75
Equity method investments, fair market disclosure	1,247	[1]
Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Derivatives not designated as hedging instruments : Assets	0
Equity method investments, fair market disclosure	1,247	[1]	1,563	[1],[2]
Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	521		457	[2]
Derivatives designated as hedging instruments : Liabilities	262		1,046	[2]
Derivatives not designated as hedging instruments : Assets	75		46	[2]
Equity method investments, fair market disclosure	0
Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Derivatives not designated as hedging instruments : Assets	0
Equity method investments, fair market disclosure	0
Cross currency interest rate swaps [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	98	[3]
Derivatives designated as hedging instruments : Liabilities	10	[4]
Derivative Assets, Noncurrent	96		15
Derivative Liabilities, Noncurrent	4		594
Cross currency interest rate swaps [Member] | Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Cross currency interest rate swaps [Member] | Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	98	[3]	15	[2],[3]
Derivatives designated as hedging instruments : Liabilities	10	[4]	594	[2],[4]
Cross currency interest rate swaps [Member] | Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Foreign exchange contracts [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	423
Derivatives designated as hedging instruments : Liabilities	252
Derivatives not designated as hedging instruments : Assets	75
Derivatives not designated as hedging instruments : Liabilities	23
Foreign exchange contracts [Member] | Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Derivatives not designated as hedging instruments : Assets	0
Derivatives not designated as hedging instruments : Liabilities	0
Foreign exchange contracts [Member] | Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	423		442	[2]
Derivatives designated as hedging instruments : Liabilities	252		452	[2]
Derivatives not designated as hedging instruments : Assets	75		29	[2]
Derivatives not designated as hedging instruments : Liabilities	23		34	[2]
Foreign exchange contracts [Member] | Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Derivatives not designated as hedging instruments : Assets	0
Derivatives not designated as hedging instruments : Liabilities	0
Swiss Franc Option [Member]
Financial assets and liabilities at fair value
Derivatives not designated as hedging instruments : Assets	0
Swiss Franc Option [Member] | Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives not designated as hedging instruments : Assets	0
Swiss Franc Option [Member] | Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives not designated as hedging instruments : Assets	0		17	[2],[5]
Swiss Franc Option [Member] | Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives not designated as hedging instruments : Assets	$ 0

[1]	Classified as non-current other assets.
[2]	2011 assets and liabilities are all classified as Level 2 with the exception of Other investments of $1,563 million, which are classified as Level 1.
[3]	Includes $96 million and $15 million of non-current assets for the fiscal years ending December 30, 2012 and January 1, 2012, respectively.
[4]	Includes $4 million and $594 million of non-current liabilities for the fiscal years ending December 30, 2012 and January 1, 2012, respectively. Cross currency interest rate swaps related to outstanding EUR and GBP notes, matured in November 2012. The swaps were settled at fair market value and replaced with new swaps.
[5]	Currency option related to the acquisition of Synthes, Inc., which expired in January 2012.